INVESTMENTS (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2017 shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	May 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Jun. 06, 2017 USD ($)	Jun. 06, 2017 HKD ($) $ / shares	Mar. 31, 2017 USD ($)	Feb. 28, 2017	Dec. 31, 2016 USD ($)	Nov. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Aug. 31, 2015 CNY (¥)	Aug. 31, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Apr. 30, 2015	Mar. 31, 2015 USD ($)	Jun. 30, 2014 USD ($)
Investments [Line Items]
Equity Method Investments		¥ 125,018		¥ 280,836		$ 18,183
Equity Method Investment, Other than Temporary Impairment		149,896	$ 21,801	28,781	¥ 0
Income (Loss) from Equity Method Investments		(15,025)	(2,185)	(2,128)	¥ (406)
Short-term Investments		100,000		100,000		14,544
Equity investments at fair value without readily determinable fair value Aggregated Cost		49,990		47,214		$ 7,271
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Annual Amount		3,267	475	3,267
Limited partnership [Member] | Guangda Sports Culture [Member]
Investments [Line Items]
Equity Method Investment, Ownership Percentage																					9.90%
Equity Method Investments																	$ 20,000
Income (Loss) from Equity Method Investments		2,833	412	341
Hzone Holiding Company [Member] | Private company [Member]
Investments [Line Items]
Equity investments at fair value without readily determinable fair value Aggregated Cost																						$ 2,000
Percentage of Equity Securities Without Readily Determinable Fair Value																						10.00%
Big Stomach Limited [Member]
Investments [Line Items]
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Annual Amount | ¥		¥ 3,267
Big Stomach Limited [Member] | Private company [Member]
Investments [Line Items]
Equity investments at fair value without readily determinable fair value Aggregated Cost																						$ 500
Percentage of Equity Securities Original Cost Without Readily Determinable Fair Value																						2.00%
Topgame Global Limited [Member] | Private company [Member]
Investments [Line Items]
Equity investments at fair value without readily determinable fair value Aggregated Cost																			$ 1,373
Percentage of Equity Securities Without Readily Determinable Fair Value																		1.29%	1.29%
Caicaihudong (Beijing) Technology Co., Ltd [Member] | Private company [Member]
Investments [Line Items]
Equity investments at fair value without readily determinable fair value Aggregated Cost | ¥																		¥ 13
Percentage of Equity Securities Without Readily Determinable Fair Value																		1.29%	1.29%
Youwang Technology (Shanghai) Co., Ltd. [Member] | Private company [Member]
Investments [Line Items]
Equity investments at fair value without readily determinable fair value Aggregated Cost | ¥																		¥ 477
Danhua [Member] | Limited partnership [Member]
Investments [Line Items]
Equity investments at fair value without readily determinable fair value Aggregated Cost																							$ 1,000
Percentage of Equity Securities Without Readily Determinable Fair Value																							1.10%
Beijing Weisaishidai Sports Technology Co., Ltd [Member]
Investments [Line Items]
Amount of original cost of cost method investments | ¥																¥ 10,000
Beijing Weisaishidai Sports Technology Co., Ltd [Member] | Private company [Member]
Investments [Line Items]
Percentage of Equity Securities Without Readily Determinable Fair Value		0.83%				0.83%										0.84%
Techelix Co., Ltd [Member] | Private company [Member]
Investments [Line Items]
Amount of original cost of cost method investments															$ 600
Equity Method Investments							$ 50
Percentage of Equity Securities Without Readily Determinable Fair Value		1.98%				1.98%									2.00%
Techelix Co., Ltd [Member] | Private company [Member] | Third Party [Member]
Investments [Line Items]
Amount of original cost of cost method investments															$ 300
zPark [Member] | Private company [Member]
Investments [Line Items]
Partners' Capital Account, Return of Capital			15
zPark [Member] | Limited partnership [Member]
Investments [Line Items]
Equity investments at fair value without readily determinable fair value Aggregated Cost														$ 1,000
Percentage of Equity Securities Without Readily Determinable Fair Value		1.75%				1.75%								2.00%
Dividend Income, Equity Securities, Operating			28
Cheerful Interactive Limited [Member]
Investments [Line Items]
Cost Method Investments												$ 1,250
Cheerful Interactive Limited [Member] | Private company [Member]
Investments [Line Items]
Percentage of Equity Securities Without Readily Determinable Fair Value		3.92%				3.92%						5.00%
Loto Interactive Limited [Member] | Limited partnership [Member]
Investments [Line Items]
Equity Method Investment, Other than Temporary Impairment		¥ 149,896	21,801	28,781
Income (Loss) from Equity Method Investments		15,025	2,185	2,128
Loto Interactive Limited [Member] | Listed Company [Member]
Investments [Line Items]
Equity Method Investment, Ownership Percentage										40.65%	40.65%
Equity Method Investments										$ 41,300	$ 322.2
Shares Issued, Price Per Share | $ / shares											$ 0.252
Loto Interactive Limited [Member] | Listed Company [Member] | The Sale Shares [Member]
Investments [Line Items]
Equity Method Investment, Shares Acquired | shares	1,278,714,329
Loto Interactive Limited [Member] | Publicly listed company [Member]
Investments [Line Items]
Income (Loss) from Equity Method Investments		12,233	1,779	¥ 2,469
Sparkland Venture Capital Growth Fund L.P [Member]
Investments [Line Items]
Income (Loss) from Equity Method Investments		323	47
Sparkland Venture Capital Growth Fund L.P [Member] | Limited partnership [Member]
Investments [Line Items]
Equity Method Investment, Ownership Percentage													6.67%
Equity Method Investments									$ 1,000
Shenzhen Jinyingzaixian Technology Service Limited [Member] | Private company [Member]
Investments [Line Items]
Cost Method Investments | ¥								¥ 9,000
Equity Method Investment, Ownership Percentage								45.00%
Loss on Sale of Investments		(5,948)	$ (865)
Beijing Heimatuoxin Venture Capital LP [Member] | Limited partnership [Member]
Investments [Line Items]
Equity investments at fair value without readily determinable fair value Aggregated Cost | ¥																				¥ 3,000
Percentage of Equity Securities Without Readily Determinable Fair Value																				3.49%
Dividend Income, Equity Securities, Operating | ¥		587
Partners' Capital Account, Return of Capital | ¥		¥ 120
Jingyan [Member] | Limited partnership [Member]
Investments [Line Items]
Equity investments at fair value without readily determinable fair value Aggregated Cost | ¥																¥ 6,000
Percentage of Equity Securities Without Readily Determinable Fair Value		4.31%				4.31%										4.64%